UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                                -------------------------------

Check here if Amendment |_|; Amendment Number:
                                                -----------

This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Barrington Wilshire, LLC
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Address:   2001 Wilshire Blvd., Suite 401
           -------------------------------------------------
           Santa Monica, California 90403
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Form 13F File Number:  28 -  14005
                             --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Russell B. Faucett
           -----------------------------------------------
Title:     Manager
           -----------------------------------------------
Phone:     (310) 264-4844
           -----------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Russell B. Faucett          Santa Monica, California       July 14, 2011
------------------------------   -------------------------------   -------------
           [Signature]                    [City, State]               [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                          ---------------------

Form 13F Information Table Entry Total:             8
                                          ---------------------

Form 13F Information Table Value Total:          180,226
                                          ---------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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                           FORM 13F INFORMATION TABLE
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Column 1                        Column 2         Column 3    Column 4    Column 5                  Column 6     Column 7
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                                                                                                                Voting Authority
                                TITLE OF                     VALUE       SHRS OR     SH/   PUT/    INVESTMENT   ----------------
NAME OF ISSUER                  CLASS            CUSIP       (x $1000)   PRN AMT     PRN   CALL    DISCRETION   SOLE    SHARED  NONE
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
ANNALY CAPITAL MANAGEMENT       COM              035710409   4,690       260,000     SH            Sole         260,000
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FRONTIER COMMUNICATIONS         COM              35906A108   5,810       720,000     SH            Sole         720,000
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GOLAR LNG LTD BERMUDA           SHS              G9456A100   5,233       150,000     SH            Sole         150,000
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PROMOTORA DE INFORMACIONES S    ADR CL B CONV    74343G303   5,500       550,000     SH            Sole         550,000
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SPDR S&P MIDCAP 400 ETF TR      UTSER1 S&PDCRP   78467Y107   59,978      338,000     SH            Sole         338,000
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SPDR S&P 500 ETF TR             TR UNIT          78462F103   32,992      250,000     SH            Sole         250,000
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STARWOOD PROPERTY TRUST         COM              85571B105   5,742       280,000     SH            Sole         280,000
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ISHARES TR                      RUSSELL 2000     464287655   60,278      728,000     SH            Sole         728,000
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